Income Taxes (Tables)	12 Months Ended
Jun. 30, 2022
Income Tax Disclosure [Abstract]
Schedule of reconciliation of the statutory tax rate to the effective tax rate
	For the Years Ended June 30,
	2022	2021	2020
PRC statutory income tax rate	25%	25%	25%
Effect of different tax rates available to different jurisdictions	(12.5)%	(14.8)%	(1.1)%
Effect of non-deductible expenses	(0.0)%	(0.0)%	(0.1)%
Effect of change in valuation allowance and others	(12.5)%	(10.2)%	(23.8)%
	0%	$0%	$0%

Schedule of deferred tax assets
	June 30, 2022	June 30, 2021
Net operating loss carrying forward	$6,123,858	$4,449,630
Less: valuation allowance	(6,123,858)	(4,449,630)
Total Assets	$-	$-